                                 MET INVESTORS
                            S E R I E S   T R U S T

                     SSgA Growth and Income ETF Portfolio
              (formerly Cyclical Growth and Income ETF Portfolio)

                           SSgA Growth ETF Portfolio
                   (formerly Cyclical Growth ETF Portfolio)

                      Class A, Class B and Class E Shares

                                __PROSPECTUS__

                  APRIL 28, 2008, AS AMENDED OCTOBER 17, 2008

Like all securities, these securities have not been approved or disapproved by the
    Securities and Exchange Commission, nor has the Securities and Exchange
      Commission passed upon the accuracy or adequacy of this Prospectus.
           Any representation to the contrary is a criminal offense.

                           ____TABLE OF CONTENTS____

                                                           PAGE

              INTRODUCTION                                  3
                 Understanding the Trust                    3
                 Understanding the Portfolios               3

              THE PORTFOLIOS                                7

                INVESTMENT SUMMARY                          7
                 SSgA Growth and Income ETF Portfolio       8
                 SSgA Growth ETF Portfolio                  14

                PRIMARY RISKS OF THE UNDERLYING ETFS        20
                ADDITIONAL INFORMATION ABOUT ETFS           25
                ADDITIONAL INVESTMENT STRATEGIES            26
                MANAGEMENT                                  28
                 The Manager                                28
                 The Adviser                                28
                 Distribution Plans                         30

              YOUR INVESTMENT                               30
                 Shareholder Information                    30
                 Dividends, Distributions and Taxes         32
                 Sales and Purchases of Shares              33

              FINANCIAL HIGHLIGHTS                          37

              FOR MORE INFORMATION                      Back Cover

INTRODUCTION

UNDERSTANDING THE TRUST

Met Investors Series Trust (the "Trust") is an open-end management investment company that offers a selection of fifty-two managed investment portfolios or mutual funds, only two of which are offered through this Prospectus (the "Portfolios"). Each of these Portfolios has its own investment objective designed to meet different investment goals. Please see the Investment Summary section of this Prospectus for specific information on each Portfolio.

  INVESTING THROUGH A VARIABLE INSURANCE CONTRACT

  Class A, Class B and Class E shares of the Portfolios are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, "MetLife" or the "Insurance Companies") to fund the benefits under certain individual and group variable annuity contracts (collectively, "Contracts"). As a Contract owner, your premium payments are allocated to one or both of the Portfolios in accordance with your Contract.

  A particular Portfolio or class of a Portfolio of the Trust may not be available under the Contract you have chosen. The prospectus for the Contracts shows the Portfolios and classes available to you. Please read this Prospectus carefully before selecting a Portfolio. It provides information to assist you in your decision. If you would like additional information about a Portfolio, please request a copy of the Statement of Additional Information ("SAI"). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

UNDERSTANDING THE PORTFOLIOS

Each Portfolio was designed on established principles of asset allocation. Each Portfolio will primarily invest its assets in other investment companies known as exchange-traded funds ("Underlying ETFs"), including, but not limited to, Standard and Poors Depository Receipts (SPDRs(R)) of the SPDR Trust, Series 1, series of the Select Sector SPDR Trust, SPDR Series Trust, SPDR Index Shares Funds, iShares(R) Trust, iShares(R), Inc., and Vanguard Index Participation Equity Receipts (VIPERs(R)) of the Vanguard(R) Index Funds, and Vanguard VIPERs(R) Series Trust/1/. Each Underlying ETF invests primarily in equity securities or in fixed income securities, as applicable, typically in an effort to replicate the performance of a market index. Because the Portfolios invest in other investment companies rather than in individual securities, each Portfolio is considered a "fund of funds" and bears a proportionate share of the expenses charged by the Underlying ETFs in which it invests.

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1 iShares(R) is a registered mark of Barclays Global Investors, N.A. ("BGI"). The Portfolios are not sponsored, endorsed, sold, or promoted by BGI. BGI makes no representations or warranties to the shareholders of the Portfolios or any member of the public regarding the advisability of investing in the Portfolios or the iShares Trust or iShares, Inc. BGI has no obligation or liability in connection with the operation, marketing, or trading of the Portfolios.


 PLEASE SEE THE CONTRACT PROSPECTUS FOR A DETAILED EXPLANATION OF YOUR CONTRACT.

 WHAT ARE ETFS? ETFS ARE PASSIVELY MANAGED INVESTMENT COMPANIES THAT HOLD A PORTFOLIO OF COMMON STOCKS, BONDS OR OTHER SECURITIES DESIGNED TO TRACK THE PERFORMANCE OF A CERTAIN MARKET INDEX OR MARKET SECTOR, SUCH AS THE S&P 500 INDEX. AN ETF IS A FUND THAT IS TRADED LIKE A STOCK ON A SECURITIES EXCHANGE AND MAY BE PURCHASED AND SOLD THROUGHOUT THE TRADING DAY BASED ON ITS MARKET PRICE. AN ETF PORTFOLIO HOLDS THE SAME STOCKS OR BONDS AS THE INDEX IT TRACKS (OR A SAMPLING OF THE STOCKS OR BONDS THAT ARE REPRESENTED BY THAT INDEX IN A PROPORTION MEANT TO TRACK THE PERFORMANCE OF THE ENTIRE INDEX), SO ITS MARKET PRICE GENERALLY REFLECTS THE VALUE OF THE INDEX AT ANY GIVEN TIME. ETFS ARE REGISTERED INVESTMENT COMPANIES AND INCUR FEES AND EXPENSES SUCH AS OPERATING EXPENSES, LICENSING FEES, REGISTRATION FEES, TRUSTEES FEES AND MARKETING EXPENSES. THEREFORE, ETF SHAREHOLDERS PAY THEIR PROPORTIONATE SHARE OF THESE EXPENSES.


Each Portfolio has a different allocation among various asset classes (including large-, mid and small-capitalization domestic equity, foreign, fixed income, high yield, real estate investment trusts and cash/money market). SSgA Funds Management, Inc. (the "Adviser"), establishes specific investment percentages for the asset classes and then selects the Underlying ETFs in which a Portfolio invests based on, among other things, the historical performance of each ETF and/or asset class, future risk/return expectations, and the Adviser's outlook for the economy, interest rates and financial markets. These allocations reflect varying degrees of potential investment risk and reward. The allocation between equity and fixed income ETFs reflects greater or lesser emphasis on growth of capital and pursuing current income.

The Adviser may choose to achieve a targeted allocation to cash by entering into repurchase agreements, directly purchasing money market instruments, or purchasing ETFs that invest in cash securities. The Adviser may add new Underlying ETFs or replace existing Underlying ETFs at its discretion. The Adviser intends to invest the Portfolios' assets primarily in Underlying ETFs, but is not limited to these types of investments and may invest in other types of securities, including repurchase agreements, exchange-traded notes and other open-end investment companies, including high yield bond funds and money market funds.

The Adviser will regularly review each Portfolio's asset allocation among equities, fixed income and cash/cash equivalents including the investment allocations within such asset classes and may make changes in the allocation as the market and economic outlook changes. Generally, it is anticipated that changes among the asset classes will be within a range of plus or minus 5 percentage points per quarter; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.

Because each Portfolio invests in Underlying ETFs, you should look for information about these Underlying ETFs in the applicable Underlying ETF prospectuses.

The following chart describes the targeted allocations, as of September 2, 2008, among the range of equities, fixed income and cash/money market securities for the Portfolios. You

--------
    SPDRs(R) is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use by PDR Services LLC ("PDR") and the American Stock Exchange LLC (AMEX) in connection with the listing and trading of SPDRs on the AMEX. The Portfolios are not sponsored, sold or endorsed by S&P, a division of The McGraw-Hill Companies, Inc., and S&P makes no representation regarding the advisability of investing in them. The Portfolios are not sponsored, endorsed, sold, or promoted by PDR. PDR makes no representations or warranties to the shareholders of the Portfolios or any member of the public regarding the advisability of investing in the Portfolios or the SPDRs. PDR has no obligation or liability in connection with the operation, marketing, or trading of the Portfolios.

    Vanguard(R) and VIPERs(R) are trademarks of The Vanguard Group, Inc. ("Vanguard"). The Portfolios are not sponsored, endorsed, sold, or promoted by Vanguard. Vanguard makes no representations or warranties to the shareholders of the Portfolios or any member of the public regarding the advisability of investing in the Portfolios or the VIPERs. Vanguard has no obligation or liability in connection with the operation, marketing, or trading of the Portfolios.

should note that these percentages may not directly correspond to investment in the Underlying ETF since each Underlying ETF may contain various sub-sets of an asset class (e.g., large cap and mid cap equity securities).

                                                     SSgA Growth   SSgA Growth
                  Asset Class                       and Income ETF     ETF
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Equities                                                  60%          80%
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    U.S. Large Cap                                        30%          35%
    U.S. Mid Cap                                          2%           5%
    U.S. Small Cap                                        3%           5%
    International Equity                                  13%          20%
    International Small Cap                               2%           3%
    Emerging Market Equity                                5%           7%
    Real Estate Investment Trusts                         3%           3%
    International Real Estate Investment Trusts           2%           2%
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Fixed Income                                              38%          18%
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    U.S. Fixed Income                                     23%          10%
    High Yield                                            10%          5%
    Treasury Inflation-Protected Securities               5%           3%
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Cash/Cash Equivalents                                     2%           2%
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The target allocation of investments in the Underlying ETFs as of September 2, 2008 is set forth in the Investment Summary with respect to each Portfolio.

The actual allocation percentages of each Portfolio's investments as of the end of the prior quarter in the Underlying ETFs are generally available for the Portfolios at the following website--www.metlifeinvestors.com. Upon accessing the website, click on Clients Enter Here, then click on the Met Investors Series Trust icon and then click on the SSgA ETF Portfolios icon where you will find actual allocations for each of the Portfolios. This information is generally posted to the website on or about the first business day of the second month following the calendar quarter. The Trust may exclude any portion of this information from the posting when deemed in the best interest of the Trust. These postings generally remain until replaced by new postings as described above.

The Portfolios will invest new assets and reinvest dividends based on the Portfolio's target allocations at such time. However, each Portfolio's allocations could change substantially over time as the Underlying ETFs' asset values change due to market movements and portfolio management decisions.

The Adviser has broad discretion to allocate and reallocate the assets of each Portfolio among Underlying ETFs consistent with the Portfolio's investment objective and policies and target allocations. The Adviser may allocate or reallocate a portion of a Portfolio's assets into an Underlying ETF for which the Adviser serves as investment adviser or in the case of an Underlying ETF that is a unit investment trust for which State Street Bank and Trust Company ("SSB"), an affiliate of the Adviser, serves as trustee (collectively, "Affiliated Underlying ETFs"). The Adviser or SSB receives investment advisory fees or trustee fees from Affiliated Underlying ETFs, and therefore, on occasions where the Adviser allocates Portfolio assets to an Affiliated Underlying ETF, in addition to the advisory fee charged to the Portfolio for asset allocation services, the Portfolio will also indirectly pay the Adviser or SSB its proportionate share of the advisory fee or trustee fee charged to the Affiliated Underlying ETF. In this regard, the Adviser has an incentive to select and invest the Portfolios' assets in Affiliated Underlying ETFs. Also, the Adviser may believe that certain Affiliated Underlying ETFs could benefit from additional assets or could be harmed by redemptions. As a fiduciary, the Adviser is obligated to disregard these considerations and has adopted policies and procedures reasonably designed to ensure that Underlying ETFs are selected based on the investment objective and strategies of a Portfolio and without consideration of any benefit to the Adviser in connection with making such investments.

After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about each Portfolio, including information about its investment objective, principal investment strategy, primary risks, fees and expenses.

                                THE PORTFOLIOS

INVESTMENT SUMMARY

Each Portfolio's summary discusses the following:

    INVESTMENT OBJECTIVE
    What is the Portfolio's investment goal?

    PRINCIPAL INVESTMENT STRATEGY
    How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

    PRIMARY RISKS
    What are the specific risks of investing in the Portfolio and in the Underlying ETFs?

    PAST PERFORMANCE
    How well has the Portfolio performed over time?

    FEES AND EXPENSES
    What is the cost of investing in the Portfolio?

In addition to its principal investment strategy, each Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio or of the Underlying ETFs and therefore are not described in the Investment Summary section of the Prospectus. These other securities and investment techniques and practices in which a Portfolio may engage, together with their risks, are briefly discussed in "Additional Investment Strategies" in this Prospectus and in the SAI.

Following the Investment Summary is the section entitled "Primary Risks of the Underlying ETFs" which lists some of the factors that may affect the value of a Portfolio's investments in the Underlying ETFs. You can lose money by investing in the Portfolios.

The SAI provides more detailed information regarding the various types of securities that each Portfolio and an Underlying ETF may purchase and certain investment techniques and practices of the Portfolio's Adviser.

The Contracts may be sold by banks. AN INVESTMENT IN A PORTFOLIO OF THE TRUST THROUGH A CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED BY, ANY BANK, AND IS NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT.


 EACH PORTFOLIO IN THIS PROSPECTUS IS A MUTUAL FUND: A POOLED INVESTMENT THAT IS PROFESSIONALLY MANAGED AND THAT GIVES YOU THE OPPORTUNITY TO PARTICIPATE IN FINANCIAL MARKETS. EACH PORTFOLIO STRIVES TO REACH ITS STATED INVESTMENT OBJECTIVE, WHICH CAN BE CHANGED WITHOUT SHAREHOLDER APPROVAL. AS WITH ALL MUTUAL FUNDS, THERE IS NO GUARANTEE THAT A PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

                     SSGA GROWTH AND INCOME ETF PORTFOLIO

INVESTMENT OBJECTIVE:

Growth of capital and income.

PRINCIPAL INVESTMENT STRATEGY:

To achieve this objective, the Portfolio invests at least 80% of its net assets in Underlying ETFs. The Portfolio is based on the asset allocation guidelines of the Adviser's Asset Allocation group's moderate model portfolio. The Portfolio is managed for total return and invests a significant portion of its assets in Underlying ETFs that invest in U.S. equity and fixed income securities. This model may be appropriate for investors with a moderate risk tolerance.

In an effort to achieve its investment objective and reduce portfolio volatility over an intermediate-term cycle, the Portfolio's equity investments may be allocated across a range of asset classes which can include, but are not limited to: large-, mid- and small-cap, REIT, and foreign developed and emerging market equity funds, with fixed income allocations to government, inflation protected government (both U.S. and foreign), investment-grade corporate and high-yield funds. The approximate percentage of the Portfolio's assets allocated to various types of equity and fixed income securities, as of September 2, 2008, is set forth above in "Understanding the Portfolios."

The Portfolio currently seeks to achieve capital growth through its investments in Underlying ETFs that invest primarily in large-cap equity securities and in stocks of foreign companies.

The Portfolio currently seeks to achieve current income through its investments in Underlying ETFs that invest primarily in domestic investment-grade fixed income securities.

As of September 2, 2008, the Portfolio currently plans to invest in the following Underlying ETFs and cash or cash equivalents at the approximate percentages indicated:

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U.S. LARGE CAP                                                                  30%
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SPDR(R) Trust, Series 1: SPDR(R) S&P 500(R) ETF                                 30%
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U.S. MID CAP                                                                     2%
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MidCap SPDR(R) Trust, Series 1: SPDR(R) S&P MidCap 400 ETF                       2%
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U.S. SMALL CAP                                                                   3%
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iShares(R) Trust: iShares S&P SmallCap 600 Index Fund                            3%
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INTERNATIONAL EQUITY                                                            13%
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iShares(R) Trust: iShares MSCI EAFE Index Fund                                  12%
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iShares(R) Trust: iShares MSCI Canada Index Fund                                 1%
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INTERNATIONAL SMALL CAP                                                          2%
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SPDR(R) Index Shares Funds: SPDR(R) S&P(R) International Small Cap ETF           2%
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EMERGING MARKET EQUITY                                                           5%
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Vanguard(R) International Equity Index Funds: Vanguard(R) Emerging Markets ETF   5%
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REAL ESTATE INVESTMENT TRUSTS                                                    3%
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Vanguard(R) Specialized Funds: Vanguard(R) REIT ETF                              3%
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INTERNATIONAL REAL ESTATE INVESTMENT TRUSTS                                      2%
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SPDR(R) Index Shares Funds: SPDR(R) DJ Wilshire International Real Estate ETF    2%
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U.S. FIXED INCOME                                                               23%
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Vanguard(R) Bond Index Funds: Vanguard(R) Total Bond Market ETF                 23%
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HIGH YIELD                                                                      10%
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SPDR(R) Series Trust: SPDR(R) Lehman High Yield Bond ETF                        10%
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TREASURY INFLATION PROTECTED SECURITIES                                          5%
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iShares(R) Trust: iShares Lehman TIPS Bond Fund                                  5%
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CASH/CASH EQUIVALENTS                                                            2%
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SPDR(R) Series Trust: SPDR(R) Lehman 1-3 Month T-Bill ETF                        2%
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Model allocations are reviewed by the Adviser's Asset Allocation group at least monthly and will be adjusted as the market and economic outlook changes. Generally, any changes among asset classes will be within a range of plus or minus 5 percentage points per asset class per quarter; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change. Allocations are based not only on past asset class performance but more importantly on future risk/return expectations. For that reason, the percentage of the Portfolio's assets invested in a particular asset class or Underlying ETF at any given time may be different than the allocation model shown above. The Adviser reserves the right to replace Underlying ETFs or other securities in its asset allocation model at any time, although such changes would generally be the result of a change in the asset allocation with respect to an asset class.

 ALLOCATIONS MAY PERIODICALLY CHANGE AND ACTUAL INVESTMENTS COULD CHANGE SUBSTANTIALLY AS THE UNDERLYING ETFS' NET ASSET VALUES CHANGE DUE TO MARKET MOVEMENTS AND PORTFOLIO MANAGEMENT DECISIONS.


Although the Portfolio currently invests primarily in Underlying ETFs, it may also invest in other types of securities, including open-end investment companies such as high yield bond funds and cash equivalents such as money market funds or repurchase agreements.

The Portfolio is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended, which means that it could concentrate its investments in a smaller number of companies than many other funds.

PRIMARY RISKS:

An investment in the Portfolio is not guaranteed. You can lose money by investing in the Portfolio. There are direct and indirect risks of investing in the Portfolio. Direct risks include:

  . PERFORMANCE RISK--Because the Portfolio invests primarily all of its assets in the shares of the Underlying ETFs, its investment performance is directly related to the performance of the Underlying ETFs held by the Portfolio. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio's assets among the Underlying ETFs and the ability of an Underlying ETF to meet its own investment objective. It is possible that an Underlying ETF will fail to execute its investment strategies effectively. As a result, an Underlying ETF may not meet its investment objective, which would affect the Portfolio's investment performance. There can be no assurance that the investment objective of any Portfolio or any Underlying ETF will be achieved. Since the Portfolio invests primarily in the shares of the Underlying ETFs, its performance is directly related to the ability of the Underlying ETFs to meet their respective investment objectives.

  . NON-DIVERSIFICATION RISK--Because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

The value of your investment in the Portfolio may be affected by one or more of the following indirect risks of the Underlying ETFs, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate. Each risk is described in "Primary Risks of the Underlying ETFs".


  .  Asset class risk

  .  Concentration risk

  .  Credit risk

  .  Foreign investment risk

  .  High yield debt security risk

  .  Interest rate risk

  .  Investment style risk

  .  Market capitalization risk

  .  Market risk

  .  Market trading risk

  .  Non-diversification risk

  .  Sector risk

  .  Tracking error risk

PAST PERFORMANCE:

The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective September 2, 2008, SSgA Funds Management, Inc. became the Portfolio's Adviser. Investment performance prior to that date is attributable to the Portfolio's former investment adviser.

               Year-by-Year Total Return as of 12/31 of Each Year

                                    [CHART]

                           06                  07
                          ----                ----
                         11.73%               5.40%

                High Quarter:   4th - 2006      +5.34%
                Low Quarter:    4th - 2007      -2.49%

The table below compares the Portfolio's Class A, Class B and Class E shares' average annual compounded total returns for the 1-year period and from inception through 12/31/07 with the S&P 500 Index and a blended index. The S&P 500 Index is an index of the stocks of approximately 500 large- and medium-sized companies traded in U.S. stock markets. Results include reinvested dividends. The blended index is comprised of 2% Merrill Lynch U.S. 3-Month Treasury Bill Index, 10% Merrill Lynch Corporate/Government Master Index, 48% S&P 500 Index, 15% S&P MidCap 400 Index, 15% S&P SmallCap 600 Index and 10% Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE Index"). The Merrill Lynch U.S. 3-Month Treasury Bill Index is composed of a single 90-Day Treasury bill issue, or potentially a seasoned 6-month or 1-year Treasury bill issue, that is replaced on a monthly basis. The Merrill Lynch Corporate/Government Master Index is an indicator of the performance of investment-grade domestic bonds, capturing close to $5 trillion of outstanding debt. The S&P MidCap 400 Index is a capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market and represents about 7% of the total market value of U.S. equities. The S&P SmallCap 600 Index is a


 PORTFOLIO MANAGEMENT:

..  SSgA Funds Management, Inc. see page 29.

..  For financial highlights see page 37.

capitalization-weighted index which measures the performance of the small-cap range of the U.S. stock market and represents about 3% of the total market value of U.S. equities. The MSCI EAFE Index is a widely recognized unmanaged index which is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of 12/31/07
--------------------------------------------
                             Since   Inception
                    1 Year Inception   Date
-----------------   ------ --------- ---------
Class A              5.76%    7.56%    5/1/06
Class B              5.40%    8.31%   10/3/05
Class E              5.58%    7.36%    5/1/06
S&P(R) 500 Index     5.49%   10.31%*
Blended Index        6.42%    9.13%*
* Index performance is from 9/30/05.

FEES AND EXPENSES:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the fiscal year ended December 31, 2007, as adjusted to assume that current contractual fees and expenses were in effect for all of 2007, and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts but do reflect fees and expenses of the Underlying ETFs. See the Contract prospectus for a description of those fees, expenses and charges. If such expenses were reflected in the Example, the expense amounts indicated would be higher.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)--NONE

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                                    Class A Class B Class E
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Management Fees*                                     0.33%   0.33%   0.33%
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Distribution and/or Service (12b-1) Fees             None    0.25%   0.15%
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Other Expenses                                       0.10%   0.09%   0.09%
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Acquired Fund Fees and Expenses (Indirect Expenses
 of Underlying ETFs and Other Investment
 Companies)**                                        0.20%   0.20%   0.20%
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Total Annual Portfolio Operating Expenses
 and Acquired Fund Fees and Expenses***              0.63%   0.87%   0.77%
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        * Beginning September 2, 2008, Met Investors Advisory, LLC (the "Manager") has agreed to contractually waive a portion of its management fee through April 30, 2009. Including the contractual fee waiver, the current management fee is 0.30%.
       ** As an investor in an ETF or other investment company, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying ETF or other investment company. The estimated expenses of the Underlying ETFs and other investment companies are based upon the weighted average of the total operating expenses of the Underlying ETFs or other investment companies for the most recent fiscal-year end according to such Underlying ETFs' and other investment companies' allocation targets in place as of September 2, 2008.

      *** The Manager and the Trust have entered into an Expense Limitation
          Agreement whereby the total direct Annual Portfolio Operating Expenses for the Class A, Class B and Class E shares of the Portfolio will not exceed 0.55%, 0.80% and 0.70%, respectively, for the period ended April 30, 2009 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager under the Expense Limitation Agreement may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Investors may be able to realize lower aggregate expenses by investing directly in the retail Underlying ETFs instead of the Portfolio, however, the Underlying ETFs are not available as investment options under the Contracts and you would not have the potential to benefit from the allocation services of the Adviser.

EXAMPLE

The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

The Example shows the total expenses you would pay on a $10,000 investment over the periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense caps for the Portfolio remains in effect only for the period ended April 30, 2009. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

EXAMPLE OF PORTFOLIO EXPENSES

          Class A Class B Class E
---------------------------------
1 Year     $ 65   $   89   $ 79
---------------------------------
3 Years    $202   $  279   $247
---------------------------------
5 Years    $352   $  484   $429
---------------------------------
10 Years   $788   $1,076   $957
---------------------------------

                           SSGA GROWTH ETF PORTFOLIO

INVESTMENT OBJECTIVE:

Growth of capital.

PRINCIPAL INVESTMENT STRATEGY:

To achieve this objective, the Portfolio invests at least 80% of its net assets in Underlying ETFs. The Portfolio is based on the asset allocation guidelines of the Adviser's Asset Alloca-tion group's growth model portfolio. The Portfolio invests a significant portion of its assets in Underlying ETFs that invest primarily in the U.S. and international equity markets with moderate allocations to Underlying ETFs that invest primarily in fixed-income securities con-sidered to reduce portfolio volatility in difficult market environments. This model may be appropriate for investors with average risk tolerance.

In an effort to achieve its investment objective and reduce portfolio volatility over an intermediate-term cycle, equity investments are allocated across a range of asset classes, which can include, but are not limited to: large-, mid- and small-cap, REIT, and foreign developed and emerging market securities. Moderate allocations to fixed income asset classes are consid-ered at certain points in the market cycle and may include government, inflation protected government (both U.S. and foreign), investment-grade corporate and high-yield funds. The approximate percentage of the Portfolio's assets allocated to various types of equity and fixed income securities, as of September 2, 2008, is set forth above in "Understanding the Portfolios."

The Portfolio currently seeks to achieve capital growth through its investments in Underlying ETFs that invest primarily in large-cap equity securities and securities of foreign companies.

The Portfolio currently seeks to reduce portfolio volatility through its investments in Under-lying ETFs that invest primarily in domestic investment-grade fixed income securities.

As of September 2, 2008, the Portfolio currently plans to invest in the following Underlying ETFs and cash or cash equivalents at the approximate percentages indicated:

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U.S. LARGE CAP                                                                  35%
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SPDR(R) Trust, Series 1: SPDR(R) S&P 500(R) ETF                                 35%
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U.S. MID CAP                                                                     5%
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MidCap SPDR(R) Trust, Series 1: SPDR(R) S&P MidCap 400 ETF                       5%
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U.S. SMALL CAP                                                                   5%
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iShares(R) Trust: iShares S&P SmallCap 600 Index Fund                            5%
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INTERNATIONAL EQUITY                                                            20%
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iShares(R) Trust: iShares MSCI EAFE Index Fund                                  18%
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iShares(R) Trust: iShares MSCI Canada Index Fund                                 2%
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INTERNATIONAL SMALL CAP                                                          3%
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SPDR(R) Index Shares Funds: SPDR(R) S&P(R) International Small Cap ETF           3%
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EMERGING MARKET EQUITY                                                           7%
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Vanguard(R) International Equity Index Funds: Vanguard(R) Emerging Markets ETF   7%
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REAL ESTATE INVESTMENT TRUSTS                                                    3%
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Vanguard(R) Specialized Funds: Vanguard(R) REIT ETF                              3%
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INTERNATIONAL REAL ESTATE INVESTMENT TRUSTS                                      2%
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SPDR(R) Index Shares Funds: SPDR(R) DJ Wilshire International Real Estate ETF    2%
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U.S. FIXED INCOME                                                               10%
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Vanguard(R) Bond Index Funds: Vanguard(R) Total Bond Market ETF                 10%
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HIGH YIELD                                                                       5%
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SPDR(R) Series Trust: SPDR(R) Lehman High Yield Bond ETF                         5%
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TREASURY INFLATION PROTECTED SECURITIES                                          3%
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iShares(R) Trust: iShares Lehman TIPS Bond Fund                                  3%
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CASH/CASH EQUIVALENTS                                                            2%
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SPDR(R) Series Trust: SPDR(R) Lehman 1-3 Month T-Bill ETF                        2%
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Model allocations are reviewed by the Adviser's Asset Allocation group at least monthly and will be adjusted as the market and economic outlook changes. Generally, any changes among asset classes will be within a range of plus or minus 5 percentage points per asset class per quarter; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change. Allocations are based not only on past asset class performance but more importantly on future risk/return expectations. For that reason, the percentage of the Portfolio's assets invested in a particular asset class or Underlying ETF at any given time may be different than the allocation model shown above. The Adviser reserves the right to replace Underlying ETFs or other securities in its asset allocation model at any time, although such changes would generally be the result of a change in the asset allocation with respect to an asset class.

 ALLOCATIONS MAY PERIODICALLY CHANGE AND ACTUAL INVESTMENTS COULD CHANGE SUBSTANTIALLY AS THE UNDERLYING ETFS' NET ASSET VALUES CHANGE DUE TO MARKET MOVEMENTS AND PORTFOLIO MANAGEMENT DECISIONS.


Although the Portfolio currently invests primarily in Underlying ETFs, it may also invest in other types of securities, including open-end investment companies such as high yield bond funds and cash equivalents such as money market funds or repurchase agreements.

The Portfolio is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended, which means that it could concentrate its investments in a smaller number of companies than many other funds.

PRIMARY RISKS:

An investment in the Portfolio is not guaranteed. You can lose money by investing in the Portfolio. There are direct and indirect risks of investing in the Portfolio. Direct risks include:

  . PERFORMANCE RISK--Because the Portfolio invests primarily all of its assets in the shares of the Underlying ETFs, its investment performance is directly related to the performance of the Underlying ETFs held by the Portfolio. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio's assets among the Underlying ETFs and the ability of an Underlying ETF to meet its own investment objective. It is possible that an Underlying ETF will fail to execute its investment strategies effectively. As a result, an Underlying ETF may not meet its investment objective, which would affect the Portfolio's investment performance. There can be no assurance that the investment objective of any Portfolio or any Underlying ETF will be achieved. Since the Portfolio invests primarily in the shares of the Underlying ETFs, its performance is directly related to the ability of the Underlying ETFs to meet their respective investment objectives.

  . NON-DIVERSIFICATION RISK--Because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

The value of your investment in the Portfolio may be affected by one or more of the following indirect risks of the Underlying ETFs, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate. Each risk is described in "Primary Risks of the Underlying ETFs".

  .  Asset class risk

  .  Concentration risk

  .  Credit risk

  .  Foreign investment risk

  .  Interest rate risk

  .  Investment style risk

  .  Market capitalization risk

  .  Market risk

  .  Market trading risk

  .  Non-diversification risk

  .  Sector risk

  .  Tracking error risk

PAST PERFORMANCE:

The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective September 2, 2008, SSgA Funds Management, Inc. became the Portfolio's Adviser. Investment performance prior to that date is attributable to the Portfolio's former investment adviser.

               Year-by-Year Total Return as of 12/31 of Each Year

                                    [CHART]

                           06                  07
                          ----                ----
                         13.85%               5.88%

                High Quarter:   4th - 2006      +6.45%
                Low Quarter:    4th - 2007      -3.44%

The table below compares the Portfolio's Class A, Class B, and Class E shares' average annual compounded total returns for the 1-year period and from inception through 12/31/07, as applicable, with the S&P(R) 500 Index and a blended index. The S&P 500 Index is an index of the stocks of approximately 500 large- and medium-sized companies traded in U.S. stock markets. Results include reinvested dividends. The blended index is comprised of 2% Merrill Lynch U.S. 3-Month Treasury Bill Index, 10% Merrill Lynch Corporate/Government Master Index, 48% S&P 500 Index, 15% S&P MidCap 400 Index, 15% S&P SmallCap 600 Index and 10% Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE Index"). The Merrill Lynch U.S. 3-Month Treasury Bill Index is composed of a single 90-Day Treasury bill issue, or potentially a seasoned 6-month or 1-year Treasury bill issue, that is replaced on a monthly basis. The Merrill Lynch Corporate/Government Master Index is an indicator of the performance of investment-grade domestic bonds, capturing close to $5 trillion of outstanding debt. The S&P MidCap 400 Index is a capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market and represents about 7% of the total market value of U.S. equities. The S&P SmallCap 600 Index is a capitalization-weighted index which measures the performance of the small-cap range of the U.S. stock market and represents about 3% of the total market value of U.S. equities. The MSCI EAFE Index is a widely recognized unmanaged index which is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world.


 PORTFOLIO MANAGEMENT:

..  SSgA Funds Management, Inc. see page 29.

..  For financial highlights see page 40.

An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of 12/31/07
--------------------------------------------
                             Since   Inception
                    1 Year Inception   Date
-----------------   ------ --------- ---------
Class A              6.15%    7.93%    5/1/06
Class B              5.88%    9.51%   10/3/05
Class E              5.97%    7.74%    5/1/06
S&P(R) 500 Index     5.49%   10.31%*
Blended Index        6.14%   10.22%*
* Index performance is from 9/30/05.

FEES AND EXPENSES:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the fiscal year ended December 31, 2007, as adjusted to assume that current contractual fees and expenses were in effect for all of 2007, and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts but do reflect fees and expenses of the Underlying ETFs. See the Contract prospectus for a description of those fees, expenses and charges. If such expenses were reflected in the Example, the expense amounts indicated would be higher.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)--NONE

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                                  Class A Class B Class E
------------------------------------------------- ------- ------- -------
Management Fees*                                   0.33%   0.33%   0.33%
-------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees           None    0.25%   0.15%
-------------------------------------------------------------------------
Other Expenses                                     0.09%   0.08%   0.09%
-------------------------------------------------------------------------
Acquired Fund Fees and Expenses
 (Indirect Expenses of Underlying ETFs and Other
 Investment Companies)**                           0.22%   0.22%   0.22%
-------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses
 and Acquired Fund Fees and Expenses***            0.64%   0.88%   0.79%
-------------------------------------------------------------------------

        * Beginning September 2, 2008, the Manager has agreed to contractually waive a portion of its management fee through April 30, 2009. Including the contractual fee waiver, the current management fee is 0.30%.
       ** As an investor in an ETF or other investment company, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying ETF or other investment company. The estimated expenses of the Underlying ETFs and other investment companies are based upon the weighted average of the total operating expenses of the Underlying ETFs or other investment companies for the most recent fiscal-year end according to such Underlying ETFs' and other investment companies' allocation targets in place as of September 2, 2008.
      *** The Manager and the Trust have entered into an Expense Limitation
          Agreement whereby the total direct Annual Portfolio Operating
          Expenses for the Class A, Class B and Class E shares of the Portfolio will not exceed 0.55%, 0.80% and 0.70%, respectively, for the period ended April 30, 2009 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager under the Expense Limitation Agreement may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Investors may be able to realize lower aggregate expenses by investing directly in the retail Underlying ETFs instead of the Portfolio, however, the Underlying ETFs are not available as investment options under the Contracts and you would not have the potential to benefit from the allocation services of the Adviser.

EXAMPLE

The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

The Example shows the total expenses you would pay on a $10,000 investment over the periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense caps for the Portfolio remain in effect only for the period ended April 30, 2009. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

EXAMPLE OF PORTFOLIO EXPENSES

          Class A  Class B  Class E
------------------------------------
1 Year    $     66 $     90 $     81
------------------------------------
3 Years   $    205 $    282 $    253
------------------------------------
5 Years   $    358 $    490 $    440
------------------------------------
10 Years  $    800 $  1,088 $    981
------------------------------------

PRIMARY RISKS OF THE UNDERLYING ETFS

One or more of the following primary risks may apply to the Underlying ETFs. Please see the Investment Summary for your particular Portfolio to determine which risks apply to the Underlying ETFs. The greater a Portfolio's investment in a particular asset class, the greater the impact to the Portfolio of the risks related to the class. For example, the SSgA Growth and Income ETF Portfolio will be more impacted by credit and interest rate risk than the SSgA Growth ETF Portfolio because more of its assets will be invested in fixed-income securities. Please note that there are many other circumstances that could adversely affect your investment and prevent an Underlying ETF from reaching its objective, which are not described here.

ASSET CLASS RISK

The returns from the types of securities in which an Underlying ETF invests may underperform returns from the general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

CONCENTRATION RISK

If an Underlying ETF's index concentrates in a particular industry, group of industries, or sector, that fund may be adversely affected by the performance of those securities and subject to price volatility. In addition, an Underlying ETF that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political, or regulatory occurrence.

CREDIT RISK

The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If an Underlying ETF invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. An Underlying ETF may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Underlying ETF. Such third party may be unwilling or unable to honor its financial obligations.

FOREIGN INVESTMENT RISK

Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

  . These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

  . Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

  . Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

  .  Foreign markets may be less liquid and more volatile than U.S. markets.

  . Foreign securities often trade in currencies other than the U.S. dollar, and an Underlying ETF may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect an Underlying ETF's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of an Underlying ETF to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of an Underlying ETF's foreign currency or securities holdings.

  . Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

HIGH YIELD DEBT SECURITY RISK

High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. High yield debt securities may be more susceptible to credit risk and market risk than an investment company that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, an investment company may find it more difficult to sell these securities or may have to sell them at lower prices.

You should understand that high yield securities are not generally meant for short-term investing. When an investment company (in which a Portfolio invests) invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

INTEREST RATE RISK

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If an Underlying ETF invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of the Underlying ETF's fixed income investments will affect the volatility of the Underlying ETF's share price.

During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain.

INVESTMENT STYLE RISK

Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. An Underlying ETF may outperform or underperform other funds that employ a different investment style. An Underlying ETF may also employ a combination of styles that impacts its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

MARKET CAPITALIZATION RISK

Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing an Underlying ETF that invests in these companies to increase in value more rapidly than an Underlying ETF that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, dependency on a few key personnel for management compared to companies with greater financial resources, and a more limited trading market for their stocks as compared with larger companies.

In addition, securities of these companies are subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities in particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies and an Underlying ETF may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. In some cases, these companies may be relatively new issuers (i.e., those having continuous operation histories of less than three years) which carries other risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies.

MARKET RISK

An Underlying ETF's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate.

Stocks purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Underlying ETF's shares.

MARKET TRADING RISK

The shares of the Underlying ETFs may trade at a premium or discount to their net asset value. The market value of ETF shares may differ from the shares' net asset value. The net asset value of ETF shares fluctuate with the changes in the market value of the fund's holdings, while the trading price of ETF shares fluctuate in accordance with changes in net asset value as well as market supply and demand.

NON-DIVERSIFICATION RISK

The Underlying ETFs may be non-diversified and, therefore, may hold fewer securities than a diversified fund. As a result, the Underlying ETFs may be more sensitive to the risks associated with those securities or to any single economic, business, political, or regulatory occurrence.

SECTOR RISK

Another area of risk involves the potential focus of an Underlying ETF's assets in securities of a particular sector. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If an Underlying ETF invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Underlying ETF's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Portfolios may invest in more heavily will vary.

In addition to other risks, an Underlying ETF that invests a substantial portion of its assets in related sectors may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

TRACKING ERROR RISK

The Underlying ETF's returns may deviate from those of its index. Factors such as the fees and expenses of the Underlying ETFs, imperfect correlation between an Underlying ETF's securities and those in its index, rounding of prices, and changes to the index and to regulatory policies may affect an Underlying ETF's ability to achieve close correlation with its index. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices.

ADDITIONAL INFORMATION ABOUT ETFS

An ETF is an investment company that holds a portfolio of common stocks designed to track the performance of a particular securities index or sector of an index, like the S&P 500 or NASDAQ, or a portfolio of bonds that may be designed to track a bond index. Because they may be traded like stocks on a securities exchange (e.g., the American Stock Exchange), ETFs may be purchased and sold throughout the trading day based on their market price. Each share of an ETF represents an undivided ownership interest in the portfolio held by an ETF. ETFs that track indices or sectors of indices hold either:

  . shares of all of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in the same proportion that is represented in the index itself; or

  . shares of a sampling of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in a proportion meant to track the performance of the entire index.

ETFs are generally registered as investment companies and issue large blocks of shares (typically 50,000) called "creation units" in exchange for a specified portfolio of the ETF's underlying securities, plus a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. Creation units are redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value), together with a cash payment generally equal to accumulated dividends as of the date of redemption. As investment companies, ETFs incur fees and expenses such as trustees fees, operating expenses, licensing fees, registration fees, and marketing expenses, each of which will be reflected in the net asset value of ETFs. Accordingly, ETF shareholders pay their proportionate share of these expenses.

1940 ACT LIMITATIONS ON INVESTMENTS IN UNDERLYING FUNDS

Each Portfolio may invest in any type of ETF, including index-based ETFs, sector-based ETFs and fixed-income ETFs. Each Portfolio may hold ETFs with portfolios comprised of domestic or foreign stocks or bonds or any combination thereof. However, due to certain legal limitations, the Portfolios would be prevented from purchasing more than 3% of an Underlying ETF's outstanding shares unless: (i) the ETF or the Portfolio have received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission ("SEC") that is applicable to the Portfolio; and (ii) the ETF and the Portfolio take appropriate steps to comply with any conditions in such order. The Trust has applied for and received such exemptive relief from the SEC.

The Portfolios will generally be invested in ETFs that have received an order of exemptive relief from the SEC with respect to the above investment limitations. In cases where these legal limits prevent a Portfolio from buying a particular ETF that does not have such relief, the Portfolio may instead invest in a similar index or sector-based mutual fund or other investment company ("Other Investment Companies"), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers at a discounted brokerage rate) ("Stock Baskets"). Each Portfolio may also invest in Other Investment Companies or Stock Baskets when the Adviser believes they represent more attractive opportunities than similar ETFs. In addition, the Portfolios may invest in certain types of cash and cash equivalents, such as money market instruments or enter into repurchase agreements.

ADDITIONAL INVESTMENT STRATEGIES

In addition to the principal investment strategies discussed in each Portfolio's Investment Summary, a Portfolio or an Underlying ETF may at times invest a portion of its assets in the investment strategies and may engage in certain investment techniques as described below. The SAI provides a more detailed discussion of certain of these and other securities. These strategies and techniques may involve risks. The Portfolios and the Underlying ETFs are not limited by this discussion and may invest in other types of securities not precluded by the policies discussed elsewhere in this Prospectus.

REPURCHASE AGREEMENTS. A Portfolio or an Underlying ETF may at times invest a portion of its assets in repurchase agreements. Repurchase agreements involve the purchase of a security by a Portfolio or an Underlying ETF and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio or the Underlying ETF at a specified date or upon demand. This technique offers a method of earning income on idle cash. Repurchase agreements involve credit risk, I.E., the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio or the Underlying ETF will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

HIGH QUALITY SHORT-TERM DEBT OBLIGATIONS, INCLUDING BANKERS' ACCEPTANCES, COMMERCIAL PAPER AND CERTIFICATES OF DEPOSIT ISSUED OR GUARANTEED BY BANK HOLDING COMPANIES IN THE U.S., THEIR SUBSIDIARIES AND FOREIGN BRANCHES OR OF THE WORLD BANK; VARIABLE AMOUNT MASTER DEMAND NOTES AND VARIABLE RATE NOTES ISSUED BY U.S. AND FOREIGN CORPORATIONS.

An Underlying ETF may ay times invest in high quality, short-term debt obligations such as commercial paper or variable amount master demand notes. Commercial paper is a short-term debt obligation with a maturity ranging from one to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash.

Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder, their amounts may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, they are payable on demand, the rate of interest payable on them varies with an agreed formula and they are typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them.

Any variable amount master demand note purchased by an Underlying ETF will be generally regarded as an illiquid security.

These instruments are subject to credit risk, interest rate risk and foreign investment risk.

U.S. GOVERNMENT SECURITIES. U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit, like Treasury bills and Government National Mortgage Association ("GNMA") certificates. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government-sponsored entities, like bonds and notes issued by the Federal Home Loan Bank and Fannie Mae. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

U.S. Government securities are subject to interest rate risk. Credit risk is remote.

DEFENSIVE INVESTMENTS

Under adverse market or economic conditions, a Portfolio could invest for temporary defensive purposes a more substantial portion or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with a Portfolio's principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Adviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although a Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objective.

PORTFOLIO TURNOVER

The Portfolios' Adviser will sell a security when they believe it is appropriate to do so, regardless of how long a Portfolio has owned that security. Buying and selling securities generally involves some expense to a Portfolio, such as commissions paid to brokers and other transaction costs. Generally speaking, the higher a Portfolio's annual portfolio turnover rate, the greater its brokerage costs. Annual turnover rate of 100% or more is considered high and will result in increased costs to the Portfolios. The Portfolios generally will have annual turnover rates of less than 100%.

MANAGEMENT

The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager and Adviser are expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of the Portfolios' assets by the Adviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

THE MANAGER

The Manager, 5 Park Plaza, Suite 1900, Irvine, California 92614, has overall responsibility for the general management and administration of the Portfolios. The Manager selects and pays the fees of the Adviser for each of the Portfolios and monitors the Adviser's investment program. The Manager is an affiliate of MetLife.

As compensation for its services to the Portfolios, the Manager receives monthly compensation at an annual rate of a percentage of' the average daily net assets of each Portfolio. The management fees for each Portfolio are:

PORTFOLIO                              MANAGEMENT FEE
SSgA Growth and Income ETF Portfolio*  0.33% of first $500 million of such assets plus
                                       0.30% of such assets over $500 million
---------------------------------------------------------------------------------------
SSgA Growth ETF Portfolio*             0.33% of first $500 million of such assets plus
                                       0.30% of such assets over $500 million
---------------------------------------------------------------------------------------

* The Manager has agreed to contractually waive a portion of the management fees paid by the Portfolios through April 30, 2009. With respect to each Portfolio, these waivers will reduce the management fee on the first $500 million of the Portfolio's average daily net assets from 0.33% to 0.30%.

A discussion regarding the basis of the Board of Trustees' approval of the Management Agreement with the Manager and the Advisory Agreements between the Manager and the Adviser is included in each Portfolio's annual report.

THE ADVISER

Under the terms of the Advisory Agreement for each Portfolio between the Adviser and the Manager, the Adviser will develop a plan for investing the assets of each Portfolio, select the assets to be purchased and sold by each Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Adviser follows the investment policies set by the Manager and the Board of Trustees for each of the Portfolios. Day-to-day management of the investments in each Portfolio is the responsibility of the Adviser's portfolio managers. The portfolio managers of each Portfolio are indicated below following a brief description of the Adviser. The SAI provides additional information about each portfolio manager's compensation, other accounts managed and the portfolio manager's ownership of securities in the Portfolio.

The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated sub-adviser for the Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing sub-adviser or as an additional sub-adviser; (b) change the terms of any investment advisory agreement; and
(c) continue the employment of an existing sub-adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the sub-adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new sub-adviser that normally is provided in a proxy statement.

The Manager pays the Adviser a fee for each Portfolio based on each Portfolio's average daily net assets. No Portfolio is responsible for the fees paid to the Adviser.

SSGA FUNDS MANAGEMENT, INC. ("SSgA FM"), State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900, is the Adviser to each of the Portfolios. SSgA FM is registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. As of June 30, 2008, SSgA FM had over $149 billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors ("SSgA"), the investment management arm of State Street Corporation. With over $1.8 trillion under management as of June 30, 2008, SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

The Portfolios are managed by the SSgA Asset Allocation Team. Key professionals primarily involved in the day-to-day portfolio management for each of the Portfolios include ALISTAIR LOWE and DANIEL FARLEY, CFA.

  . Mr. Lowe is an Executive Vice President of SSgA, a Principal of SSgA FM and the Global Asset Allocation and Currency Chief Investment Officer, responsible for the management and development of asset allocation and currency strategies for institutional clients worldwide. Previously, Mr. Lowe was head of the Investor Solutions Group at SSgA, which specializes in tax-efficient indexing and efficient implementation of active equity strategies. He is a member of SSgA's Investment Committee and Executive Management Group. Mr. Lowe joined SSgA in 1996.

  . Mr. Farley is a Managing Director of SSgA, a Principal of SSgA FM and the Head of SSgA's US Asset Allocation Team. In this role, he is responsible for the firm's strategic/tactical asset allocation and exposure management clients in the U.S. He is also a senior portfolio manager, assisting clients in the development of strategic investment policy as well as managing tactical and static asset allocation portfolios. Prior to joining Global Asset Allocation, Mr. Farley led the investment team for the firm's Charitable Asset Management group. Mr. Farley joined SSgA in 1992.

EXPENSE LIMITATION AGREEMENT

In the interest of limiting expenses of each Portfolio until April 30, 2009, the Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total direct annual operating expenses of each Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business, but including the amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to 0.55%, 0.80% and 0.70% of daily net assets for Class A, Class B and Class E shares, respectively, in the case of each Portfolio.

Each Portfolio may at a later date reimburse the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the then existing percentage limits. Consequently, no reimbursement by a Portfolio will be made unless the Portfolio's total annual expense ratio is less than the respective percentages stated above.

The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.

DISTRIBUTION PLANS

Each Portfolio has adopted for its Class B and Class E shares a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company ("MLIDC") located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is an affiliate of the Manager, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolios. Under the Plan, the Trust, on behalf of the Portfolios, is permitted to pay to various service providers up to 0.50% for Class B shares and up to 0.25% for Class E shares of the average daily net assets of each Portfolio allocated, as applicable, to Class B and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolios. Currently, payments with respect to Class B and Class E shares are limited to 0.25% and 0.15% respectively, of average net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

SHAREHOLDER INFORMATION

The separate accounts of MetLife are the record owners of the Portfolios' shares. Any reference to the shareholder in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife is required to solicit instructions from Contract owners when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to vote in order for MetLife to echo vote the remaining unvoted votes. MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to vote, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether an item passes or fails. Please see "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for more information on your voting rights.

FUNDS OF FUNDS STRUCTURE

Each Underlying ETF will have other shareholders, each of whom will pay their proportionate share of the ETF's expense. As a unitholder of an ETF, a Portfolio will have the same voting rights as other shareholders. A Portfolio has the right to decide to have the Manager manage its assets directly if the Trust's Board of Trustees decides it is in the best interest of a Portfolio to do so.

DISCLOSURE OF PORTFOLIO HOLDINGS

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of each Portfolio;
(ii) complete portfolio holdings for each Portfolio; and (iii) the percentage of each Portfolio's net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter end. Subject to limited exceptions, the information regarding each Portfolio's ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter) and each Portfolio's complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter).

Each Portfolio may exclude any information when doing so is deemed in the Portfolio's best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, a Portfolio's ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust's custodian after certain established cut-off times.

A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio securities is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Each Portfolio intends to distribute substantially all of its net investment income, if any. Each Portfolio distributes its dividends from its net investment income to MetLife's separate accounts at least once a year and not to you, the Contract owner. These distributions are in the form of additional shares and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

All net realized long- or short-term capital gains of each Portfolio are also declared once a year and reinvested in the Portfolio.

TAXES

Please see the Contract prospectus for a discussion of the tax impact on you resulting from the income taxes the separate accounts owe as a result of their ownership of a Portfolio's shares and their receipt of dividends and capital gains.

Each Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Code. As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains, so that the Portfolio will incur no federal income tax.

Shares of each Portfolio are currently offered only to the separate accounts of MetLife. These separate accounts are insurance company separate accounts that fund annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contracts.

Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the assets underlying a Contract. Each Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios are and will be so owned. The assets of the Portfolios will consist primarily of the Underlying ETFs, which may be owned in part by persons other than those permitted to own interests in the Portfolios. Accordingly, each Underlying ETF is considered an "asset" of the Portfolio, and each Portfolio will need to be sure that no more than 55% of its assets are represented by one Underlying ETF, no more than 70% by any two Underlying ETFs, and so forth, in order that the Contracts will meet the diversification requirements of Section 817(h). Compliance with the tax requirements described above may result in a reduction in the return under a Portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Adviser might otherwise believe to be desirable. See the prospectus for the Contracts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

REPORT TO POLICYHOLDERS

The fiscal year of each Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolios' composition and other information. An annual report, with audited information, will be sent to you each year.

SALES AND PURCHASES OF SHARES

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A, B and E shares of each Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

PURCHASE AND REDEMPTION OF SHARES

MLIDC is the principal underwriter and distributor of the Trust's shares. MLIDC places orders for the purchase or redemption of shares of each Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio next determined after such orders are placed. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

Shares of the Portfolios are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets, and Class E shares are subject to a Rule 12b-1 fee of 0.15% of average daily net assets. (However, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if the Manager determines it is in the best interests of the Trust.

MARKET TIMING

The Trust's Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors ("market timing"), specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager's ability to manage a Portfolio's assets. The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in any Portfolio and, to the Trust's knowledge, there are no arrangements currently in place to permit any contract owner to engage in market timing. As discussed above, the Trust reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any contract owner's financial intermediary.

The Trust requires that the insurance company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contract owners. In addition, the Manager monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager's ability to manage the Portfolio. If, based on such monitoring, the Manager believes (i) that a Portfolio's cash flows may reflect a pattern of market timing or (ii) that a Portfolio's cash flows may reflect frequent trading that is disruptive to the management of the Portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of Portfolio, amount of assets), the Manager will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust's Portfolios and limit transactions that violate the Trust's policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in that separate account and there is evidence of market timing in that separate account, the Trust or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contract owners of such separate account would no longer be able to make new investments in the Trust or any of its Portfolios. The Trust reserves the right to modify this policy, including any surveillance procedures established from time to time to effectuate this policy, at any time without notice.

LIMITATIONS ON THE TRUST'S ABILITY TO DETECT AND DETER MARKET TIMING

The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contract owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust's ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust's difficulty in detecting and deterring such market timing activities.

RISKS ASSOCIATED WITH MARKET TIMING GENERALLY

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt efficient portfolio management. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading that causes a Portfolio to incur increased expenses may be disruptive. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences ("price arbitrage"). Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high yield bonds.

A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as "time zone arbitrage"). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer's ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

VALUATION OF SHARES

Each Portfolio's net asset value ("NAV") per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern Time), on each day the NYSE is open. To the extent that the Portfolio's assets are traded in other markets when the NYSE is closed, the value of the Portfolio's assets may be effected on days when the Trust is not open for business. In addition, trading in some of the Portfolio's assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolios are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees. The Portfolios may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolios may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolios' calculation of NAV. The use of fair value pricing has the effect of valuing a security based upon the price a Portfolio might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of a Portfolio's assets that is invested in other open-end investment companies, that portion of the Portfolio's NAV is calculated based on the NAV of that investment company, or, in the case of Underlying ETFs, the closing market quotation for its shares. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

If applicable, each Portfolio will retain a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, if any, subject to adjustment by the Trust's Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolios and periodically report to the Board on the pricing services' performance.

Money market instruments maturing in 60 days or less are valued on the amortized cost basis.

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand each Portfolio's Class A, Class B, and Class E shares financial performance for its period of operation. Certain information reflects financial results for a single Portfolio share. Total return in each table shows how much an investment in a Portfolio would have increased (or decreased) during each period (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report is included in the Annual Report of each Portfolio, which is available upon request.

  SSGA GROWTH AND INCOME ETF PORTFOLIO#
(FORMERLY CYCLICAL GROWTH AND INCOME ETF PORTFOLIO)

                                                                                   FOR THE PERIOD FROM
                                                                                       MAY 1, 2006
                                                                                     (COMMENCEMENT OF
                                                               FOR THE YEAR ENDED     OPERATIONS) TO
CLASS A                                                       DECEMBER 31, 2007(A) DECEMBER 31, 2006(A)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                   $11.13             $10.56
                                                                   ----------            -------
INCOME FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                                    0.32               0.25
NET REALIZED AND UNREALIZED GAINS                                        0.35               0.47
                                                                   ----------            -------
TOTAL FROM INVESTMENT OPERATIONS                                         0.67               0.72
                                                                   ----------            -------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                                  (0.00)*             (0.15)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS                         (0.00)*                 --
                                                                   ----------            -------
TOTAL DISTRIBUTIONS                                                   (0.00)*             (0.15)
                                                                   ----------            -------
NET ASSET VALUE, END OF PERIOD                                         $11.80             $11.13
                                                                   ----------            -------
TOTAL RETURN                                                            5.76%             6.81%+
                                                                   ----------            -------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                                  $1.6               $0.2
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES                                                                0.54%            0.56%++
NET INVESTMENT INCOME                                                   2.67%            3.42%++
PORTFOLIO TURNOVER RATE                                                 37.3%             23.2%+
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE
REIMBURSEMENT BY THE MANAGER:                                      0.56%/(b)/            0.66%++

--------------------------------------------------------------------------------
# Effective September 2, 2008, the Portfolio changed its name to SSgA Growth and Income ETF Portfolio and SSgA Funds Management, Inc. became the Portfolio's Adviser.
*  Rounds to less than $0.005 per share
+  Non-annualized
++ Annualized
(a) Net investment income per share was calculated using average shares outstanding.
(b) Excludes effect of deferred expense reimbursement.

                                          SSGA GROWTH AND INCOME ETF PORTFOLIO#
                            (FORMERLY CYCLICAL GROWTH AND INCOME ETF PORTFOLIO)

                                                                                  FOR THE PERIOD FROM
                                                                                    OCTOBER 1, 2005
                                                              FOR THE YEARS ENDED   (COMMENCEMENT OF
                                                                 DECEMBER 31,        OPERATIONS) TO
                                                              ------------------  DECEMBER 31, 2005(A)
CLASS B                                                        2007(A)    2006(A) --------------------
----------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                              $11.13  $10.11         $10.00
                                                              ----------  ------        -------
INCOME FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                               0.20    0.17           0.09
NET REALIZED AND UNREALIZED GAINS                                   0.44    1.02           0.08
                                                              ----------  ------        -------
TOTAL FROM INVESTMENT OPERATIONS                                    0.64    1.19           0.17
                                                              ----------  ------        -------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                             (0.00)*  (0.16)         (0.06)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS                    (0.00)*  (0.01)             --
                                                              ----------  ------        -------
TOTAL DISTRIBUTIONS                                              (0.00)*  (0.17)         (0.06)
                                                              ----------  ------        -------
NET ASSET VALUE, END OF PERIOD                                    $11.77  $11.13         $10.11
                                                              ----------  ------        -------
TOTAL RETURN                                                       5.40%  11.73%         1.65%+
                                                              ----------  ------        -------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                           $233.5  $203.6           $7.2
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES                                                           0.77%   0.80%        0.80%++
NET INVESTMENT INCOME                                              1.73%   1.65%        3.31%++
PORTFOLIO TURNOVER RATE                                            37.3%   23.2%          3.5%+
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE
REIMBURSEMENT BY THE MANAGER:                                 0.79%/(b)/   0.84%        3.73%++

--------------------------------------------------------------------------------
# Effective September 2, 2008, the Portfolio changed its name to SSgA Growth and Income ETF Portfolio and SSgA Funds Management, Inc. became the Portfolio's Adviser.
*  Rounds to less than $0.005 per share
+  Non-annualized
++ Annualized
(a) Net investment income per share was calculated using average shares outstanding.
(b) Excludes effect of deferred expense reimbursement.

  SSGA GROWTH AND INCOME ETF PORTFOLIO#
(FORMERLY CYCLICAL GROWTH AND INCOME ETF PORTFOLIO)

                                                                                   FOR THE PERIOD FROM
                                                                                       MAY 1, 2006
                                                                                     (COMMENCEMENT OF
                                                               FOR THE YEAR ENDED     OPERATIONS) TO
CLASS E                                                       DECEMBER 31, 2007(A) DECEMBER 31, 2006(A)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                   $11.12             $10.56
                                                                   ----------            -------
INCOME FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                                    0.23               0.18
NET REALIZED AND UNREALIZED GAINS                                        0.42               0.52
                                                                   ----------            -------
TOTAL FROM INVESTMENT OPERATIONS                                         0.65               0.70
                                                                   ----------            -------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                                  (0.00)*             (0.14)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS                         (0.00)*                 --
                                                                   ----------            -------
TOTAL DISTRIBUTIONS                                                   (0.00)*             (0.14)
                                                                   ----------            -------
NET ASSET VALUE, END OF PERIOD                                         $11.77             $11.12
                                                                   ----------            -------
TOTAL RETURN                                                            5.58%             6.65%+
                                                                   ----------            -------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                                  $1.9               $1.1
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES                                                                0.67%            0.70%++
NET INVESTMENT INCOME                                                   1.98%            2.52%++
PORTFOLIO TURNOVER RATE                                                 37.3%             23.2%+
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE
REIMBURSEMENT BY THE MANAGER:                                      0.69%/(b)/            0.79%++

--------------------------------------------------------------------------------
# Effective September 2, 2008, the Portfolio changed its name to SSgA Growth and Income ETF Portfolio and SSgA Funds Management, Inc. became the Portfolio's Adviser.
*  Rounds to less then $0.005 per share
+  Non-annualized
++ Annualized
(a) Net investment income per share was calculated using average shares outstanding.
(b) Excludes effect of deferred expense reimbursement

                                                     SSGA GROWTH ETF PORTFOLIO#
                                       (FORMERLY CYCLICAL GROWTH ETF PORTFOLIO)

                                                                                   FOR THE PERIOD FROM
                                                                                       MAY 1, 2006
                                                                                     (COMMENCEMENT OF
                                                               FOR THE YEAR ENDED     OPERATIONS) TO
CLASS A                                                       DECEMBER 31, 2007(A) DECEMBER 31, 2006(A)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                   $11.39             $10.76
                                                                   ----------            -------
INCOME FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                                    0.22               0.25
NET REALIZED AND UNREALIZED GAINS                                        0.48               0.53
                                                                   ----------            -------
TOTAL FROM INVESTMENT OPERATIONS                                         0.70               0.78
                                                                   ----------            -------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                                       --             (0.12)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS                              --             (0.03)
                                                                   ----------            -------
TOTAL DISTRIBUTIONS                                                        --             (0.15)
                                                                   ----------            -------
NET ASSET VALUE, END OF PERIOD                                         $12.09             $11.39
                                                                   ----------            -------
TOTAL RETURN                                                            6.15%             7.20%+
                                                                   ----------            -------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                                  $1.5               $0.3
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES                                                                0.53%            0.57%++
NET INVESTMENT INCOME                                                   1.85%            3.33%++
PORTFOLIO TURNOVER RATE                                                 20.2%             27.7%+
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE
REIMBURSEMENT BY THE MANAGER:                                      0.54%/(b)/            0.63%++

--------------------------------------------------------------------------------
# Effective September 2, 2008, the Portfolio changed its name to SSgA Growth ETF Portfolio and SSgA Funds Management, Inc. became the Portfolio's Adviser.
+  Non-annualized
++ Annualized
(a) Net investment income per share was calculated using average shares outstanding.
(b) Excludes effect of deferred expense reimbursement.

  SSGA GROWTH ETF PORTFOLIO#
(FORMERLY CYCLICAL GROWTH ETF PORTFOLIO)

                                                                                  FOR THE PERIOD FROM
                                                                                    OCTOBER 1, 2005
                                                              FOR THE YEARS ENDED   (COMMENCEMENT OF
                                                                 DECEMBER 31,        OPERATIONS) TO
                                                              ------------------  DECEMBER 31, 2005(A)
CLASS B                                                        2007(A)    2006(A) --------------------
----------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                              $11.39  $10.14         $10.00
                                                              ----------  ------        -------
INCOME FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                               0.15    0.13           0.10
NET REALIZED AND UNREALIZED GAINS                                   0.52    1.28           0.10
                                                              ----------  ------        -------
TOTAL FROM INVESTMENT OPERATIONS                                    0.67    1.41           0.20
                                                              ----------  ------        -------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                                  --  (0.12)         (0.06)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS                         --  (0.04)             --
                                                              ----------  ------        -------
TOTAL DISTRIBUTIONS                                                   --  (0.16)         (0.06)
                                                              ----------  ------        -------
NET ASSET VALUE, END OF PERIOD                                    $12.06  $11.39         $10.14
                                                              ----------  ------        -------
TOTAL RETURN                                                       5.88%  13.85%         2.04%+
                                                              ----------  ------        -------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                           $253.7  $235.3          $11.6
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES                                                           0.77%   0.80%        0.80%++
NET INVESTMENT INCOME                                              1.25%   1.21%        3.85%++
PORTFOLIO TURNOVER RATE                                            20.2%   27.7%          6.2%+
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE
REIMBURSEMENT BY THE MANAGER:                                 0.78%/(b)/   0.82%        2.59%++

--------------------------------------------------------------------------------
# Effective September 2, 2008, the Portfolio changed its name to SSgA Growth ETF Portfolio and SSgA Funds Management, Inc. became the Portfolio's Adviser.
+  Non-annualized
++ Annualized
(a) Net investment income per share was calculated using average shares outstanding.
(b) Excludes effect of expense reimbursement.

                                                     SSGA GROWTH ETF PORTFOLIO#
                                       (FORMERLY CYCLICAL GROWTH ETF PORTFOLIO)

                                                                                   FOR THE PERIOD FROM
                                                                                        MAY 1,2006
                                                                                     (COMMENCEMENT OF
                                                               FOR THE YEAR ENDED     OPERATIONS) TO
CLASS E                                                       DECEMBER 31, 2007(A) DECEMBER 31, 2006(A)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                   $11.39             $10.76
                                                                   ----------            -------
INCOME FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                                    0.21               0.18
NET REALIZED AND UNREALIZED GAINS                                        0.47               0.60
                                                                   ----------            -------
TOTAL FROM INVESTMENT OPERATIONS                                         0.68               0.78
                                                                   ----------            -------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                                       --             (0.12)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS                              --             (0.03)
                                                                   ----------            -------
TOTAL DISTRIBUTIONS                                                        --             (0.15)
                                                                   ----------            -------
NET ASSET VALUE, END OF PERIOD                                         $12.07             $11.39
                                                                   ----------            -------
TOTAL RETURN                                                            5.97%             7.15%+
                                                                   ----------            -------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                                  $3.5               $1.2
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES                                                                0.68%            0.72%++
NET INVESTMENT INCOME                                                   1.70%            2.38%++
PORTFOLIO TURNOVER RATE                                                 20.2%             27.7%+
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE
REIMBURSEMENT BY THE MANAGER:                                      0.69%/(b)/            0.77%++

--------------------------------------------------------------------------------
# Effective September 2, 2008, the Portfolio changed its name to SSgA Growth ETF Portfolio and SSgA Fund Management, Inc. became the Portfolio's Adviser.
+  Non-annualized
++ Annualized
(a) Net investment income per share was calculated using average shares outstanding.
(b) Excludes effect of deferred expense reimbursement.

FOR MORE INFORMATION

If you would like more information about a Portfolio, the following documents are available to you free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Contain additional information about a Portfolio's performance. In a Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

IF YOU WOULD LIKE A COPY OF THE CURRENT VERSIONS OF THESE DOCUMENTS, OR OTHER INFORMATION ABOUT A PORTFOLIO, CONTACT:

                          MET INVESTORS SERIES TRUST
                            5 PARK PLAZA SUITE 1900
                           IRVINE, CALIFORNIA 92614

                                 800-848-3854

Free copies of the SAI and Annual and Semi-Annual Reports are available at the following website: www.metlifeinvestors.com.

Information about a Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission ('SEC"):

[_] IN PERSONReview and copy documents in the SEC's Public Reference Room in
             Washington, D.C. (for information call 202-551-8090).

[_] ON LINE  Retrieve information from the EDGAR database on the SEC's web site at: http://www.sec.gov.

[_] BY MAIL  Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549 or by e-mailing the SEC at publicinfo@sec.gov.

                             SEC FILE # 811-10183